Related parties (Tables)	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Disclosure of transactions between related parties
Details of outstanding balances and transactions between the Group and its joint ventures are disclosed below:

As of end for the year ended December 31, 2018
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Turnover	Dividend Income
TI Africa Ltd	66	25	28,665	381	—
TI Asia Ltd	79	—	—	381	—
Tankers Agencies (UK) Ltd	—	70	—	—	—
Tankers International LLC	46	—	—	—	—
Total	191	95	28,665	762	—

As of end for the year ended December 31, 2019
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Turnover	Dividend Income

TI Africa Ltd	227	—	23,215	390	—
TI Asia Ltd	90	—	—	390	12,600
Bari Shipholding Ltd	265	211	18,390	13	—
Bastia Shipholding Ltd	301	96	18,773	25	—
Tankers Agencies (UK) Ltd	—	132	—	—	—
Total	883	439	60,379	818	12,600
The total amount of the remuneration paid in local currency to all non-executive directors for their services as members of the board and committees (if applicable) is as follows:

(in thousands of EUR)	2019	2018	2017
Total remuneration	1,101	1,035	1,015
The remuneration (excluding the CEO) consists of a fixed and a variable component and can be summarized as follows:

(in thousands of EUR)	2019	2018	2017
Total fixed remuneration	1,579	1,231	1,176
of which
Cost of pension	80	39	35
Other benefits	81	75	58

Total variable remuneration	2,424	1,153	1,331
of which
Share-based payments	1,403	299	597
The remuneration of the CEO can be summarized as follows:

(2019 in thousands of EUR, 2018 & 2017 in thousands of GBP)	2019	2018	2017
Total fixed remuneration	5,754	537	407
of which
Cost of pension	7.4	—	—
Other benefits	26	40	13

Total variable remuneration	786	1,866	528
of which
Share-based payments	786	118	233